Group Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Cash Flows [Abstract]
Profit from operations	£ 9,016	£ 9,313	£ 6,412
Adjustments for
– depreciation, amortisation and impairment costs	1,512	1,038	902
– (increase)/decrease in inventories	(371)	(192)	1,409
– (increase)/decrease in trade and other receivables	(699)	502	(732)
– decrease/(increase) in receivables related to the charge in respect of the Quebec Class Actions	436		(130)
– (decrease)/increase in provision for Master Settlement Agreement	(124)	1,364	(934)
– increase/(decrease) in trade and other payables	730	123	(685)
– decrease in net retirement benefit liabilities	(40)	(100)	(131)
– increase/(decrease) in other provisions for liabilities	382	(107)	(78)
– other non-cash items	106	31	86
Cash generated from operating activities	10,948	11,972	6,119
Dividends received from associates	252	214	903
Tax paid	(2,204)	(1,891)	(1,675)
Net cash generated from operating activities	8,996	10,295	5,347
Cash flows from investing activities
Interest received	80	52	83
Purchases of property, plant and equipment	(664)	(758)	(791)
Proceeds on disposal of property, plant and equipment	34	38	95
Purchases of intangibles	(151)	(185)	(187)
Purchases of investments	(191)	(320)	(170)
Proceeds on disposals of investments	339	167	160
Acquisition of Reynolds American Inc. net of cash acquired			(17,657)
Investment in associates and acquisitions of other subsidiaries net of cash acquired	(86)	(32)	(77)
Proceeds on disposal of non-core business net of cash disposed		17
Net cash used in investing activities	(639)	(1,021)	(18,544)
Cash flows from financing activities
Interest paid	(1,601)	(1,557)	(1,106)
Interest element of lease liabilities	(32)	(2)	(1)
Capital element of lease liabilities	(154)	(10)	(7)
Proceeds from increases in and new borrowings	4,247	2,111	40,937
(Outflows)/inflows relating to derivative financial instruments	(564)	49	(406)
Purchases of own shares held in employee share ownership trusts	(117)	(139)	(205)
Reductions in and repayments of borrowings	(5,640)	(5,586)	(20,827)
Dividends paid to owners of the parent	(4,598)	(4,347)	(3,465)
Capital injection from/(purchases of) non-controlling interests	20	(11)
Dividends paid to non-controlling interests	(157)	(142)	(167)
Other	3	4	6
Net cash (used in)/generated from financing activities	(8,593)	(9,630)	14,759
Net cash flows (used in)/generated from operating, investing and financing activities	(236)	(356)	1,562
Differences on exchange	(57)	(138)	(391)
(Decrease)/increase in net cash and cash equivalents in the year	(293)	(494)	1,171
Net cash and cash equivalents at 1 January	2,328	2,822	1,651
Net cash and cash equivalents at 31 December	£ 2,035	£ 2,328	£ 2,822